Share based payments - Performance Stock Units PSUs (Details)		6 Months Ended
	Jun. 30, 2025 shares	Jun. 30, 2025 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares on conversion (in shares)		1
Performance stock units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares on conversion (in shares)		1
Vesting period		3 years
Maximum upside payout percentage		1.50
Numbers of restricted stock units granted in the year (in shares)	30,360